Related Party Transactions (Details) - USD ($)				1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Apr. 02, 2023	Nov. 04, 2022	Jul. 31, 2023	Jul. 30, 2023	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party issued					$ 12,100,000	$ 3,500,000								$ 3,600,000	$ 3,300,000
Fair value acquisition									$ 6,700,000
Accrued interest percentage									5.00%
Share issued (in Shares)								193,976		193,976
Other expenses										$ 0		$ 0
Other income (expense)										700,000
Recognized a liability							$ 7,900,000
Due to related parties							4,700,000
Agreed related party												500,000
Outstanding remains								$ 300,000		200,000
Received proceeds								5,000,000
Gain on the extinguishment	$ 10,300,000						$ 1,400,000				[1]	3,235,000	[1]
Proceeds from related parties				$ 3,500,000		$ 3,500,000
Investment converted										3,500,000
Due to related parties								3,416,000		3,416,000		3,214,000
Related party outstanding balance										$ 300,000
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock (in Shares)										5,978,960
Solaria Acquisition [Member]
Related Party Transaction [Line Items]
Fair value acquisition									$ 6,700,000
Solaria Acquisition [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Fair value acquisition			$ 52,200,000
Related Party [Member]
Related Party Transaction [Line Items]
Other expenses										$ 700,000
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock (in Shares)										5,670,000
2022 Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued									12,100,000
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from related parties				$ 12,100,000
Due to related parties										$ 3,200,000
Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest expense related party								$ 0		400,000
Related Party [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest expense related party		$ 400,000										$ 200,000
2020-A Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued					$ 3,500,000										$ 3,800,000
Accrued interest percentage															2.00%
FPA [Member]
Related Party Transaction [Line Items]
Other expenses										30,700,000
Other income (expense)										$ 300,000
2021-A Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued														$ 4,800,000
Accrued interest percentage										2.00%
Forward Purchase Agreements [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)										5,558,488
Due to related parties										$ 3,500,000
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Agreed related party										$ 500,000
Convertible Promissory Notes [Member] | 2022 Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued									$ 33,300,000
Convertible Promissory Notes [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)				120,000

[1]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero and $1.4 million during the fiscal years ended December 31, 2023 and 2022, respectively.